Related Party Transactions (Details) - Schedule of Salaries, Consulting and Directors’ Fees Shown Above are Classified Within Profit and Loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
VP Technology/VP Sales International [Member]
Related Party Transactions (Details) - Schedule of Salaries, Consulting and Directors’ Fees Shown Above are Classified Within Profit and Loss [Line Items]
Selling and marketing expenses	$ 225	$ 234
Companies controlled by the CEO, CFO and Directors [Member]
Related Party Transactions (Details) - Schedule of Salaries, Consulting and Directors’ Fees Shown Above are Classified Within Profit and Loss [Line Items]
General and administrative expense	$ 782	$ 929